Summary of Significant Accounting Policies - Property and Equipment is Carried at Cost Less Accumulated Depreciation (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]	12 Months Ended
Mar. 31, 2023
Computer Equipment [Member] | Maximum [Member]
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Depreciation term	5
Computer Equipment [Member] | Minimum [Member]
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Depreciation term	3
Furniture and Fixtures [Member] | Maximum [Member]
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Depreciation term	5
Furniture and Fixtures [Member] | Minimum [Member]
Schedule Of Depreciation On A Straight Line Basis Over The Following Useful Lives [Line Items]
Depreciation term	3